ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended																3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2019 USD ($)	Jan. 31, 2019 ILS (₪)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 ILS (₪)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 ILS (₪)	Apr. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 ILS (₪)	Nov. 30, 2017 USD ($)	Nov. 30, 2017 ILS (₪)	Jul. 30, 2017 USD ($)	Jul. 30, 2017 ILS (₪)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 ILS (₪)	Apr. 30, 2014 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Estimated useful life																			10 years
Impairment on goodwill
Income tax position measurement and recognition, Likelihood of position being realized, Minimum percentage																			50.00%
Inventory writedowns																			$ 323	$ 243	$ 388
Proceeds from related party debt																	$ 18		64
Working capital deficit																	5,900		5,900
Accumulated deficit																	(20,882)		(20,882)		$ (18,906)
Minimum [Member]
Adjusted shareholders equity																	$ 2,500		$ 2,500
Nistec [Member]
Proceeds from related party debt					$ 275		$ 2,500	$ 1,100						$ 1,400
Proceeds from line of credit			$ 1,930
Nistec [Member] | Subsequent Event [Member]
Proceeds from line of credit	$ 530
Nistec [Member] | Subsequent Event [Member] | Maximum [Member]
Proceeds from related party debt	3,300
Nistec [Member] | Mizrahi-Tefahot Bank [Member]
Proceeds from related party debt										$ 840
Nistec [Member] | Bank HaPoalim [Member]
Proceeds from line of credit												$ 1,300
Period of line of credit												1 year	1 year
Nistec [Member] | Bank HaPoalim [Member] | Subsequent Event [Member]
Proceeds from line of credit	620
Nistec [Member] | Bank Leumi [Member] | Subsequent Event [Member] | Maximum [Member]
Proceeds from line of credit	$ 530
Nistec [Member] | NIS [Member]
Proceeds from related party debt | ₪						₪ 1,000			₪ 4,000						₪ 5,000
Proceeds from line of credit | ₪				₪ 7,000
Nistec [Member] | NIS [Member] | Subsequent Event [Member]
Proceeds from line of credit | ₪		₪ 2,000
Nistec [Member] | NIS [Member] | Subsequent Event [Member] | Maximum [Member]
Proceeds from related party debt | ₪		12,000
Nistec [Member] | NIS [Member] | Mizrahi-Tefahot Bank [Member]
Proceeds from related party debt | ₪											₪ 3,000
Nistec [Member] | NIS [Member] | Bank HaPoalim [Member]
Proceeds from line of credit | ₪													₪ 4,500
Nistec [Member] | NIS [Member] | Bank HaPoalim [Member] | Subsequent Event [Member]
Proceeds from line of credit | ₪		2,250
Nistec [Member] | NIS [Member] | Bank Leumi [Member] | Subsequent Event [Member] | Maximum [Member]
Proceeds from line of credit | ₪		₪ 2,000
Creditor Bank One [Member]
Minimum shareholder's equity to be maintained under debt covenants																$ 4,500
Ratio of shareholders' equity to total assets required to be maintained under debt covenants																17.00%
Debt service ratio required to be maintained under debt covenants																1.5